Payden Securitized Income Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (37%
)
Commercial  (6%)
199,458 Ally Bank Auto Credit-Linked Notes Series
2025-A 144A, 6.07%, 6/15/33 (a) $ 201
223,723 Ally Bank Auto Credit-Linked Notes Series
2025-B 144A, 6.16%, 9/15/33 (a) 225
239,689 ARI Fleet Lease Trust 2023-B 144A, 6.05%,
7/15/32 (a) 241
35,040 Dell Equipment Finance Trust 2023-3 144A,
5.93%, 4/23/29 (a) 35
282,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (a) 273
619,923 DLLAD LLC 2021-1A 144A, 0.90%, 6/20/29 (a) 618
173,095 Enterprise Fleet Financing LLC 2024-2 144A,
5.74%, 12/20/26 (a) 174
600,000 GMF Floorplan Owner Revolving Trust Series
2025-1A 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.600%),
4.31%, 3/15/29 (a)(b) 601
425,000 Hotwire Funding LLC 2021-1 144A, 2.31%,
11/20/51 (a) 418
600,000 Hotwire Funding LLC 2021-1 144A, 2.66%,
11/20/51 (a) 590
300,000 Hotwire Funding LLC 2023-1A 144A, 7.00%,
5/20/53 (a) 305
500,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.90%,
12/15/55 (a) 502
100,000 MMAF Equipment Finance LLC 2021-A 144A,
1.19%, 11/13/43 (a) 100
455,592 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 357
198,250 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 3.26%, 1/20/51 (a) 124
102,050 OneMain Financial Issuance Trust 2022-3A
144A, 5.94%, 5/15/34 (a) 102
390,000 OneMain Financial Issuance Trust 2022-S1
144A, 5.20%, 5/14/35 (a) 392
100,000 OneMain Financial Issuance Trust 2021-1A
144A, 2.47%, 6/16/36 (a) 93
100,000 OneMain Financial Issuance Trust 2019-2A
144A, 4.05%, 10/14/36 (a) 97
300,000 PFS Financing Corp. 2025-C 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.950%), 4.66%, 4/15/29 (a)(b) 301
1,000,000 SFS Auto Receivables Securitization Trust 2025-
3A 144A, 4.11%, 3/20/29 (a) 1,001
250,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 249
366,406 Store Master Funding I-VII XIV XIX XX 2021-
1A 144A, 2.86%, 6/20/51 (a) 347
300,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
5.27%, 2/15/52 (a) 297
400,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
5.59%, 5/15/54 (a) 405
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 311
485,631 Wheels Fleet Lease Funding LLC 2025-1A 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 0.670%), 4.99%, 1/18/40 (a)(b) 486
8,845
Principal
or Shares Security Description
Value
(000)
Consumer  (11%)
100,000 American Credit Acceptance Receivables Trust
2024-3 144A, 6.04%, 7/12/30 (a) $ 102
400,000 American Credit Acceptance Receivables Trust
2025-2 144A, 5.50%, 7/14/31 (a) 406
100,000 American Credit Acceptance Receivables Trust
2025-1 144A, 5.54%, 8/12/31 (a) 102
425,000 American Credit Acceptance Receivables Trust
2024-4 144A, 7.19%, 4/12/32 (a) 439
500,000 American Credit Acceptance Receivables Trust
2026-1 144A, 4.55%, 1/12/33 (a) 501
66,540 CarMax Auto Owner Trust 2024-3, 5.21%,
9/15/27  67
400,000 CarMax Select Receivables Trust 2025-B, 5.33%,
7/15/31  404
290,000 CarMax Select Receivables Trust 2025-A, 5.46%,
7/15/31  296
192,914 Carvana Auto Receivables Trust 2021-P3,
1.03%, 6/10/27  192
108,625 Carvana Auto Receivables Trust 2022-P3,
4.61%, 11/10/27  109
82,881 Carvana Auto Receivables Trust 2024-P4,
4.62%, 2/10/28  83
161,796 Carvana Auto Receivables Trust 2025-P1,
4.50%, 6/12/28  162
281,920 Chase Auto Credit Linked Notes Series 2025-1
144A, 6.02%, 2/25/33 (a) 283
168,016 Drive Auto Receivables Trust 2025-S1 144A,
6.04%, 6/16/29 (a) 170
400,000 Drive Auto Receivables Trust 2025-2, 4.90%,
12/15/32  401
100,851 Driven Brands Funding LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 100
392,319 Driven Brands Funding LLC 2021-1A 144A,
2.79%, 10/20/51 (a) 372
349,125 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 349
400,000 Exeter Automobile Receivables Trust 2024-4A,
5.81%, 12/16/30  411
290,000 Exeter Automobile Receivables Trust 2025-2A,
5.16%, 7/15/31  295
400,000 Exeter Automobile Receivables Trust 2025-4A,
5.23%, 1/15/32  405
550,000 Ford Credit Auto Owner Trust 2022-C, 5.22%,
3/15/30  552
210,099 GLS Auto Receivables Issuer Trust 2025-1A
144A, 4.68%, 12/15/27 (a) 210
201,000 GLS Auto Receivables Issuer Trust 2023-4A
144A, 7.18%, 8/15/29 (a) 208
500,000 GLS Auto Receivables Issuer Trust 2025-2A
144A, 4.97%, 10/15/29 (a) 506
260,000 GLS Auto Receivables Issuer Trust 2024-2A
144A, 6.19%, 2/15/30 (a) 267
450,000 GLS Auto Receivables Issuer Trust 2025-3A
144A, 5.16%, 6/16/31 (a) 452
505,287 Onemain Direct Auto Receivables Trust 2022-
1A 144A, 4.65%, 3/14/29 (a) 506
475,127 Santander Bank Auto Credit-Linked Notes Series
2023-A 144A, 13.75%, 6/15/33 (a) 493
290,000 Santander Drive Auto Receivables Trust 2025-2,
5.47%, 5/15/31  295
256,808 Securitized Term Auto Receivables Trust 2025-B
144A, 5.12%, 12/29/32 (a) 260

Payden Mutual Funds
Payden Securitized Income Fund
continued
Principal
or Shares Security Description
Value
(000)
865,803 SoFi Consumer Loan Program Trust 2025-3
144A, 4.47%, 8/15/34 (a) $ 869
400,000 SoFi Consumer Loan Program Trust 2025-3
144A, 5.04%, 8/15/34 (a) 405
489,534 SoFi Consumer Loan Program Trust 2025-4
144A, 4.24%, 8/25/35 (a) 491
300,000 SoFi Consumer Loan Program Trust 2026-1
144A, 4.74%, 12/26/35 (a) 301
392,374 Stellantis Financial Underwritten Enhanced Lease
Trust 2025-AA 144A, 4.63%, 7/20/27 (a) 394
350,000 USB Auto Owner Trust 2025-1A 144A, 4.96%,
3/17/31 (a) 355
241,276 Westlake Automobile Receivables Trust 2025-
1A 144A, 4.66%, 1/18/28 (a) 242
800,000 Westlake Automobile Receivables Trust 2025-
3A 144A, 4.31%, 4/17/28 (a) 801
455,000 Westlake Automobile Receivables Trust 2023-
1A 144A, 6.79%, 11/15/28 (a) 465
405,000 Westlake Automobile Receivables Trust 2023-
4A 144A, 7.19%, 7/16/29 (a) 420
14,141
Corporate CLO  (20%)
250,000 AGL CLO Ltd. 2021-14A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.950%),
5.62%, 12/02/34 (a)(b) 251
400,000 Apidos CLO XXIII 2015-23A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.300%), 4.97%, 4/15/33 (a)(b) 399
250,000 ARES Loan Funding III Ltd. 2022-ALF3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.600%), 5.27%, 7/25/36 (a)(b) 251
1,000,000 Ares LXV CLO Ltd. 2022-65A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.120%), 4.79%, 7/25/34 (a)(b) 1,001
250,000 Bain Capital Credit CLO 2019-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.450%), 5.12%, 10/17/32 (a)(b) 250
1,000,000 Beechwood Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 4.97%, 1/17/35 (a)(b) 1,000
500,000 Benefit Street Partners CLO XXIV Ltd. 2021-
24A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.060%), 4.73%, 10/20/34 (a)
(b) 500
500,000 Benefit Street Partners CLO XXVIII Ltd. 2022-
28A 144A, (3 mo. Term Secured Overnight
Financing Rate + 2.900%), 6.57%, 10/20/37 (a)
(b) 502
500,000 Buckhorn Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.070%), 4.74%, 7/18/34 (a)(b) 501
600,000 Carlyle Global Market Strategies CLO Ltd.
2016-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.090%), 4.76%, 4/20/34 (a)
(b) 600
750,000 Cedar Funding VI CLO Ltd. 2016-6A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.090%), 4.76%, 4/20/34 (a)(b) 750
400,000 CIFC Funding Ltd. 2022-4A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.700%),
6.37%, 7/16/35 (a)(b) 403
Principal
or Shares Security Description
Value
(000)
350,000 Contego CLO X DAC 10X, (3 mo. EURIBOR +
2.700%), 4.76%, 5/15/38 EUR (b)(c)(d) $ 416
500,000 Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
4.77%, 7/15/35 (a)(b) 501
400,000 Dryden CLO Ltd. 2024-121A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.900%), 6.57%, 1/15/37 (a)(b) 402
350,000 Dryden Euro CLO 2020-74A 144A, (3 mo.
EURIBOR + 2.450%), 4.48%, 10/18/39
EUR (a)(b)(d) 420
250,000 Elmwood CLO Ltd. 2022-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
6.17%, 4/20/37 (a)(b) 250
250,000 Flatiron CLO LLC 2023-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.700%),
6.37%, 4/17/36 (a)(b) 251
250,000 Flatiron CLO Ltd. 2019-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.900%),
5.75%, 11/16/34 (a)(b) 251
525,000 Flatiron CLO Ltd. 2024-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.17%, 7/15/36 (a)(b) 526
435,000 Flatiron RR CLO 22 LLC 2021-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 5.17%, 10/15/34 (a)(b) 436
750,000 Fort Greene Park CLO LLC 2025-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.950%), 4.62%, 4/22/34 (a)(b) 750
450,000 Goldentree Loan Management Eur CLO DAC
7A 144A, (3 mo. EURIBOR + 1.600%), 0.00%,
7/20/37 EUR (a)(b)(d) 533
380,000 Goldentree Loan Management U.S. CLO Ltd.
2017-1A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.600%), 5.27%, 4/20/34 (a)
(b) 380
250,000 Invesco CLO Ltd. 2022-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.800%),
5.47%, 4/20/35 (a)(b) 251
450,000 Jubilee CLO DAC 2021-25A 144A, (3 mo.
EURIBOR + 1.750%), 3.77%, 10/15/35
EUR (a)(b)(d) 534
1 Juniper Receivables DAC , 0.00%, 8/15/29  130
400,000 Juniper Valley Park CLO Ltd. 2023-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.550%), 6.22%, 7/20/36 (a)(b) 401
290,000 KKR CLO Ltd. 27A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.900%), 5.57%,
1/15/35 (a)(b) 290
600,000 Madison Park Euro Funding XV DAC 15A
144A, (3 mo. EURIBOR + 1.800%), 3.82%,
7/15/36 EUR (a)(b)(d) 712
600,000 Madison Park Funding LVII Ltd. 2022-57A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.280%), 4.95%, 7/27/34 (a)(b) 601
430,000 Magnetite XXIV Ltd. 2019-24A 144A, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 5.42%, 4/15/35 (a)(b) 431
570,228 Neuberger Berman Loan Advisers CLO
Ltd. 2019-35A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.050%), 4.72%,
1/19/33 (a)(b) 571

Principal
or Shares Security Description
Value
(000)
400,000 Neuberger Berman Loan Advisers CLO
Ltd. 2021-46A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.750%), 5.42%,
1/20/37 (a)(b) $ 401
290,000 OCP CLO Ltd. 2015-9A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.650%),
5.32%, 1/15/37 (a)(b) 291
600,000 Octagon Investment Partners Ltd. 2019-2A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.090%), 4.76%, 10/15/33 (a)(b) 601
430,000 Octagon Investment Partners Ltd. 2019-1A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.550%), 5.22%, 1/20/35 (a)(b) 431
300,000 Palmer Square European Loan Funding DAC
2025-2A 144A, (3 mo. EURIBOR + 2.500%),
4.56%, 2/15/35 EUR (a)(b)(d) 359
400,000 Palmer Square European Loan Funding DAC
2025-3A 144A, (3 mo. EURIBOR + 1.950%),
4.07%, 7/15/35 EUR (a)(b)(d) 477
500,000 Regatta XII Funding Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.050%), 5.72%, 10/15/37 (a)(b) 503
280,000 Sculptor European CLO XIII DAC 13X, (3 mo.
EURIBOR + 2.350%), 4.37%, 7/15/39 EUR (b)
(c)(d) 337
400,000 Thompson Park CLO Ltd. 2021-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.900%), 5.57%, 4/15/34 (a)(b) 401
250,000 Voya CLO Ltd. 2021-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.700%),
5.37%, 7/15/34 (a)(b) 251
19,497
Total Asset Backed (Cost - $42,372)
42,483
Mortgage Backed (65%
)
250,000 Acrec 2025 Fl LLC 2025-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.941%),
5.62%, 8/18/42 (a)(b) 251
1,000,000 Arbor Realty Commercial Real Estate Notes LLC
2025-FL1 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.354%), 5.03%, 1/20/43 (a)
(b) 1,001
350,000 Arbor Realty Commercial Real Estate Notes LLC
2025-FL1 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.292%), 5.97%, 1/20/43 (a)
(b) 352
218,802 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.464%), 5.14%, 11/15/36 (a)
(b) 219
430,000 Arbor Realty Commercial Real Estate Notes Ltd.
2021-FL4 144A, (1 mo. Term Secured Overnight
Financing Rate + 1.814%), 5.49%, 11/15/36 (a)
(b) 431
220,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.300%),
6.01%, 1/15/37 (a)(b) 221
600,000 AREIT 2025-CRE11 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.550%),
5.23%, 7/25/43 (a)(b) 602
Principal
or Shares Security Description
Value
(000)
600,000 AREIT Ltd. 2025-CRE10 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.388%),
5.06%, 12/17/29 (a)(b) $ 600
570,000 ARES Commercial Mortgage Trust 2024-IND
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.692%), 5.37%, 7/15/41 (a)(b) 572
800,000 BDS LLC 2025-FL15 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.400%), 5.08%,
3/19/43 (a)(b) 802
420,000 BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.764%), 5.44%,
12/16/36 (a)(b) 421
800,000 BFLD Trust 2025-FPM 144A, 5.18%,
10/10/40 (a)(e) 812
950,000 BHMS Commercial Mortgage Trust 2025-ATLS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.850%), 5.53%, 8/15/42 (a)(b) 958
640,152 Bravo Residential Funding Trust 2025-NQM3
144A, 5.57%, 3/25/65 (a) 647
551,599 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 557
350,000 BRAVO Residential Funding Trust 2025-NQM6
144A, 6.03%, 6/25/65 (a)(e) 355
406,045 BRAVO Residential Funding Trust 2025-NQM7
144A, 5.46%, 7/25/65 (a)(e) 410
232,333 Bravo Residential Funding Trust Series 2025-
NQM1 144A, 5.91%, 12/25/64 (a) 235
100,000 BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.380%), 6.06%,
8/19/37 (a)(b) 100
243,347 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 4.94%,
8/19/38 (a)(b) 244
400,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.014%), 5.69%,
8/19/38 (a)(b) 402
245,000 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.511%), 5.19%, 10/15/38 (a)(b) 245
371,214 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.442%), 5.12%, 2/15/39 (a)(b) 372
369,358 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.792%), 5.47%, 2/15/39 (a)(b) 370
280,000 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.941%), 5.62%, 3/15/41 (a)(b) 281
196,020 BX Commercial Mortgage Trust 2024-BIO2
144A, 5.41%, 8/13/41 (a)(e) 199
667,783 BX Commercial Mortgage Trust 2024-AIRC
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.691%), 5.37%, 8/15/41 (a)(b) 670
500,000 BX Commercial Mortgage Trust 2024-GPA2
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.542%), 5.22%, 11/15/41 (a)(b) 501
479,142 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.380%), 5.06%, 8/15/42 (a)(b) 480
335,400 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 6.33%, 8/15/42 (a)(b) 337

Payden Mutual Funds
Payden Securitized Income Fund
continued
Principal
or Shares Security Description
Value
(000)
600,000 BX Mortgage Trust 2025-BIO3 144A, 6.14%,
2/10/42 (a) $ 614
305,000 BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a) 300
350,000 BX Trust 2025-TAIL 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.400%),
5.08%, 6/15/35 (a)(b) 351
360,605 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.442%),
5.12%, 4/15/41 (a)(b) 361
540,000 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.491%),
5.17%, 6/15/41 (a)(b) 541
650,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.443%),
5.12%, 3/15/42 (a)(b) 652
350,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
5.87%, 3/15/42 (a)(b) 351
350,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.592%),
6.27%, 3/15/42 (a)(b) 351
400,000 BX Trust 2025-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.200%),
5.88%, 12/15/42 (a)(b) 403
350,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
7.43%, 7/15/44 (a)(b) 351
400,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.350%),
6.03%, 12/15/44 (a)(b) 403
300,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
6.43%, 12/15/44 (a)(b) 302
500,000 BXMT Ltd. 2020-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.514%),
5.19%, 2/15/38 (a)(b) 499
196,655 BXMT Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.164%),
4.84%, 5/15/38 (a)(b) 196
800,000 BXMT Ltd. 2025-FL5 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.639%),
5.31%, 10/18/42 (a)(b) 802
400,000 BXMT Ltd. 2025-FL5 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.546%),
6.22%, 10/18/42 (a)(b) 399
780,342 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (a) 790
250,000 Colt Mortgage Loan Trust 2025-1 144A, 6.63%,
1/25/70 (a)(e) 255
681,502 COLT Mortgage Loan Trust 2024-6 144A,
5.39%, 11/25/69 (a) 687
927,566 COLT Mortgage Loan Trust 2025-INV2 144A,
5.60%, 2/25/70 (a) 940
320,000 COLT Mortgage Loan Trust 2025-5 144A,
6.30%, 5/25/70 (a)(e) 326
420,000 COLT Mortgage Loan Trust 2025-9 144A,
5.88%, 9/25/70 (a)(e) 424
492,000 COMM Mortgage Trust 2025-167G 144A,
5.50%, 8/10/40 (a) 493
850,000 COMM Mortgage Trust 2025-SBX 144A,
5.26%, 8/10/41 (a)(e) 855
Principal
or Shares Security Description
Value
(000)
263,800 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.550%), 5.25%,
10/25/41 (a)(b) $ 265
400,000 Connecticut Avenue Securities Trust 2021-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
10/25/41 (a)(b) 413
500,000 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500%), 9.20%,
12/25/41 (a)(b) 517
500,000 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000%), 9.70%,
12/25/41 (a)(b) 519
174,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.20%,
1/25/42 (a)(b) 180
500,000 Connecticut Avenue Securities Trust 2022-R02
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.650%), 11.35%,
1/25/42 (a)(b) 529
500,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.20%,
3/25/42 (a)(b) 543
500,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850%), 13.55%,
3/25/42 (a)(b) 547
69,477 Connecticut Avenue Securities Trust 2022-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 5.60%,
4/25/42 (a)(b) 70
500,000 Connecticut Avenue Securities Trust 2022-R05
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000%), 10.70%,
4/25/42 (a)(b) 533
500,000 Connecticut Avenue Securities Trust 2022-R06
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 10.600%), 14.30%,
5/25/42 (a)(b) 557
250,000 Connecticut Avenue Securities Trust 2022-R07
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 12.000%), 15.70%,
6/25/42 (a)(b) 284
650,000 Connecticut Avenue Securities Trust 2023-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.900%), 7.60%,
4/25/43 (a)(b) 686
543,444 Connecticut Avenue Securities Trust 2023-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.900%), 5.60%,
6/25/43 (a)(b) 548
250,000 Connecticut Avenue Securities Trust 2023-
R06 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.700%), 6.40%,
7/25/43 (a)(b) 257

Principal
or Shares Security Description
Value
(000)
110,750 Connecticut Avenue Securities Trust 2023-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.20%,
10/25/43 (a)(b) $ 111
250,000 Connecticut Avenue Securities Trust 2024-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 5.50%,
2/25/44 (a)(b) 252
250,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 5.65%,
3/25/44 (a)(b) 253
250,000 Connecticut Avenue Securities Trust 2025-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.30%,
2/25/45 (a)(b) 251
350,000 Connecticut Avenue Securities Trust 2025-
R04 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500%), 5.20%,
5/25/45 (a)(b) 352
400,000 Connecticut Avenue Securities Trust 2025-
R05 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600%), 5.30%,
7/25/45 (a)(b) 402
586,381 COOPR Residential Mortgage Trust 2025-CES4
144A, 5.04%, 11/25/60 (a) 590
816,794 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(e) 826
290,000 Cross Mortgage Trust 2025-H1 144A, 6.48%,
2/25/70 (a)(e) 294
962,261 Cross Mortgage Trust 2025-H7 144A, 4.93%,
9/25/70 (a)(e) 965
610,000 CSTL Commercial Mortgage Trust 2024-GATE
144A, 4.76%, 11/10/41 (a)(e) 615
600,000 DGWD Trust 2025-INFL 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.28%, 8/15/35 (a)(b) 603
280,000 DROP Mortgage Trust 2021-FILE 144A, (1
mo. Term Secured Overnight Financing Rate +
1.814%), 5.49%, 10/15/43 (a)(b) 277
500,000 Durst Commercial Mortgage Trust 2025-151
144A, 6.02%, 8/10/42 (a)(e) 511
250,000 Extended Stay America Trust 2025-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.600%), 6.28%, 10/15/42 (a)(b) 253
100,000 Extended Stay America Trust 2025-ESH 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 3.350%), 7.03%, 10/15/42 (a)(b) 101
230,000 Extended Stay America Trust 2026-ESH2 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.250%), 5.92%, 2/15/43 (a)(b) 232
135,000 Extended Stay America Trust 2026-ESH2 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 2.900%), 6.57%, 2/15/43 (a)(b) 136
311,646 Fannie Mae Connecticut Avenue Securities
2016-C01, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 15.56%,
8/25/28 (b) 314
172,358 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 15.56%,
10/25/28 (b) 176
Principal
or Shares Security Description
Value
(000)
294,785 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.06%,
1/25/29 (b) $ 307
295,221 Fannie Mae Connecticut Avenue Securities
2016-C06, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.364%), 13.06%,
4/25/29 (b) 311
411,207 Fannie Mae Connecticut Avenue Securities
2017-C06, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.764%), 6.46%,
2/25/30 (b) 419
2,270,000 FNCL , 5.00%, 2/01/5630YR TBA (f) 2,270
2,110,000 FNCL , 5.50%, 2/01/5630YR TBA (f) 2,140
437,971 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 5.35%,
1/25/34 (a)(b) 440
400,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800%), 11.50%,
11/25/41 (a)(b) 420
300,000 Freddie Mac STACR REMIC Trust 2022-DNA5
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.750%), 10.45%,
6/25/42 (a)(b) 324
1,024,668 Freddie Mac STACR REMIC Trust 2023-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 5.80%,
4/25/43 (a)(b) 1,037
1,000,000 FS Rialto Issuer LLC 2024-FL9 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.631%), 5.31%, 10/19/39 (a)(b) 1,005
850,000 FS Rialto Issuer LLC 2025-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.385%), 5.06%, 8/19/42 (a)(b) 851
450,000 FS Rialto Issuer LLC 2025-FL10 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.593%), 5.27%, 8/19/42 (a)(b) 449
500,000 GPMT Ltd. 2021-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.964%),
5.64%, 7/16/35 (a)(b) 500
470,000 Greystone CRE Notes HC-4 LLC 2025-HC4
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.790%), 6.47%, 10/15/42 (a)(b) 470
500,000 Greystone CRE Notes LLC 2025-FL4 144A, (1
mo. Term Secured Overnight Financing Rate +
1.481%), 5.16%, 1/15/43 (a)(b) 502
100,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.114%), 5.79%, 7/15/39 (a)(b) 100
380,000 HTL Commercial Mortgage Trust 2024-T53
144A, 5.88%, 5/10/39 (a)(e) 385
641,258 JP Morgan Mortgage Trust Series 2025-NQM1
144A, 5.59%, 6/25/65 (a) 649
700,000 LEX Mortgage Trust 2024-BBG 144A, 4.87%,
10/13/33 (a)(e) 705
600,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.295%), 4.98%, 5/15/39 (a)(b) 583
1,000,000 LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1
mo. Term Secured Overnight Financing Rate +
1.385%), 5.06%, 8/17/42 (a)(b) 1,003

Payden Mutual Funds
Payden Securitized Income Fund
continued
Principal
or Shares Security Description
Value
(000)
360,000 LoanCore 2025 Issuer LLC 2025-CRE8 144A, (1
mo. Term Secured Overnight Financing Rate +
1.591%), 5.27%, 8/17/42 (a)(b) $ 361
900,000 LoanCore Issuer LLC 2025-CRE9 144A, (1
mo. Term Secured Overnight Financing Rate +
1.450%), 5.13%, 8/18/42 (a)(b) 902
250,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1
mo. Term Secured Overnight Financing Rate +
2.464%), 6.14%, 7/15/36 (a)(b) 251
520,000 MF1 LLC 2025-FL19 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.488%),
5.16%, 5/18/42 (a)(b) 522
289,731 MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.350%), 5.02%,
2/19/37 (a)(b) 290
946,986 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (a)(e) 951
300,000 NRTH Commercial Mortgage Trust 2025-PARK
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.643%), 5.32%, 10/15/40 (a)(b) 302
500,000 NYC Commercial Mortgage Trust 2025-28L
144A, 4.67%, 11/05/38 (a)(e) 503
350,000 OBX Trust 2023-NQM3 144A, 6.52%,
2/25/63 (a)(e) 350
300,000 OBX Trust 2023-NQM4 144A, 7.06%,
3/25/63 (a)(e) 301
299,566 OBX Trust 2024-NQM8 144A, 6.23%,
5/25/64 (a) 304
370,318 OBX Trust 2024-NQM11 144A, 5.88%,
6/25/64 (a) 375
542,710 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(e) 548
250,000 OBX Trust 2024-NQM18 144A, 6.17%,
10/25/64 (a)(e) 253
596,812 OBX Trust 2025-NQM2 144A, 5.60%,
11/25/64 (a) 604
330,000 OBX Trust 2025-NQM2 144A, 6.49%,
11/25/64 (a)(e) 337
330,000 OBX Trust 2024-NQM17 144A, 6.65%,
11/25/64 (a)(e) 337
281,843 PFP Ltd. 2024-11 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.832%), 5.50%,
9/17/39 (a)(b) 282
756,240 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (a) 768
423,797 RCKT Mortgage Trust 2025-CES6 144A,
5.67%, 6/25/55 (a) 430
618,529 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (a) 625
553,195 RCKT Mortgage Trust 2025-CES8 144A,
5.15%, 8/25/55 (a)(e) 558
1,421,750 RCKT Mortgage Trust 2025-CES9 144A,
4.80%, 9/25/55 (a) 1,424
750,000 SCG Trust 2025-SNIP 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
5.18%, 9/15/42 (a)(b) 754
150,000 SCG Trust 2025-SNIP 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.600%),
6.28%, 9/15/42 (a)(b) 151
800,000 STWD LLC 2025-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.450%),
5.13%, 11/19/42 (a)(b) 801
Principal
or Shares Security Description
Value
(000)
81,603 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.314%),
4.99%, 4/18/38 (a)(b) $ 81
335,679 STWD Ltd. 2022-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.350%), 5.06%, 11/15/38 (a)(b) 335
250,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.092%), 5.77%, 2/15/42 (a)(b) 250
350,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.340%), 7.02%, 2/15/42 (a)(b) 349
630,674 THPT Mortgage Trust 2023-THL 144A, 6.99%,
12/10/34 (a)(e) 643
600,000 TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.537%),
5.21%, 9/18/42 (a)(b) 602
310,000 UK Logistics DAC 2025-2A 144A, (Sterling
Overnight Index Average + 2.900%), 6.76%,
8/17/35 GBP (a)(b)(d) 427
350,000 Verus Securitization Trust 2024-3 144A, 8.40%,
4/25/69 (a)(e) 358
350,000 Verus Securitization Trust 2024-7 144A, 7.81%,
9/25/69 (a)(e) 354
407,003 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(e) 411
938,568 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(e) 950
671,331 Verus Securitization Trust 2025-INV1 144A,
5.55%, 2/25/70 (a) 680
409,000 Verus Securitization Trust 2025-8 144A, 5.73%,
9/25/70 (a) 415
484,066 Verus Securitization Trust 2025-9 144A, 4.94%,
10/27/70 (a)(e) 487
125,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 6.06%, 10/13/39 (a)(e) 126
250,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 6.71%, 10/13/39 (a)(e) 251
225,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.692%), 6.37%, 10/15/42 (a)
(b) 227
Total Mortgage Backed (Cost - $74,074)
74,355
Investment Company (2%
)
2,197,678 Payden Cash Reserves Money Market Fund *
(Cost - $2,198)
2,198
Total Investments (Cost - $118,644) (104%)
119,036
Liabilities in excess of Other Assets (-4%)
(4,716)
Net Assets (100%) $ 114,320
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Principal in foreign currency.

(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Security was purchased on a delayed delivery basis.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 3,298 EUR  2,777 Morgan Stanley 03/18/2026 $ (1)
USD 414 GBP  310 State Street Bank & Trust Co. 03/18/2026 (10)
Net Unrealized Depreciation
$(11)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 62 Mar-26 $ 6,754 $ (27) $ (27)